Earnings per share ("EPS") (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of calculation of basic EPS and diluted EPS [Abstract]
Profit/(loss) for the period used for calculation of EPS - basic	$ 181,377	$ 161,353	$ 61,520
Profit/(loss) for the period used for calculation of EPS - dilutive	$ 181,377	$ 161,353	$ 61,520
Basic earnings per share [Abstract]
Weighted average shares outstanding - basic (in shares)	161,354,507	162,178,499	164,692,954
Diluted earnings per share [Abstract]
Weighted average shares outstanding - basic (in shares)	161,354,507	162,178,499	164,692,954
Dilutive equity awards (in shares)	87,274	178,236	157,137
Weighted average shares outstanding - dilutive (in shares)	161,441,782	162,356,735	164,850,091